Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Material accounting policies
Schedule of Consumer Price Indices used for the relevant hyperinflationary adjustments

Country	Index at 1 January 2025	Index at 31 December 2025
Argentina	7,693.70	10,121.37
Ghana	248.30	261.70
Lebanon	7,061.07	7,924.35
Turkey	2,684.55	3,513.87